Comstock Capital Value Fund

Schedule of Investments — July 31, 2020 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 100.0%
$ 4,245,000	U.S. Treasury Bills, 0.105% to 0.300%†, 09/03/20 to 10/29/20	$4,244,197

	TOTAL INVESTMENTS — 100.0% (Cost $4,243,876)	$4,244,197

†	Represents annualized yields at dates of purchase.

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